UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 263-2610

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1 – Schedule of Investments

DTF TAX-FREE INCOME INC.

Portfolio of Investments

As of 7/31/2008 (unaudited)

Principal Amount (000)		Description (a)		Value (Note 1)
		LONG-TERM INVESTMENTS	146.4%
		Alabama	6.2%
		DCH Health Care Auth. Rev.
$1,000		5.125%, 6/1/36		$932,000
		Jefferson Cnty. Swr. Rev.
		Capital Impvt.
3,000	(b)	5.125%, 2/1/29, Ser. A,
		Prerefunded 2/1/09 @ $101		3,078,000
2,100	(b)	5.00%, 2/1/33, Ser. A,
		Prerefunded 2/1/09 @ $101		2,153,298
1,900	(b)	5.00%, 2/1/33, Ser. A,
		Prerefunded 2/1/09 @ $101		1,948,222

				8,111,520

		California	22.6%
		California St. Gen. Oblig.,
500		5.50%, 3/1/26		524,260
1,000		5.00%, 11/1/32		979,280
		California Statewide Communities
		Dev. Auth. Rev.,
2,000		5.75%, 7/1/47, F.G.I.C.		2,048,620
		Fresno Swr. Rev., Ser. A-1,
3,030		6.00%, 9/1/09, A.M.B.A.C.		3,161,260
2,000		6.25%, 9/1/14, A.M.B.A.C.		2,177,080
		Golden State Tobacco Securitization Corp. Rev.,
1,000		5.75%, 6/1/47, Ser. A-1		817,980
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		2,016,940
		Los Angeles Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, F.S.A.		1,039,360
1,000		5.375%, 7/1/21, Ser. A-A-2, M.B.I.A.		1,046,440
		Pomona Sngl. Fam. Mtge. Rev.,
1,020	(b)	7.375%, 8/1/10, Ser. B,
		Escrowed to maturity		1,070,021
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A,
		Escrowed to maturity		3,173,450
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		10,853,304
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		567,258

				29,475,253

		Connecticut	3.3%
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, Radian		927,680
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
3,500	(c)	5.75%, 9/1/18, Ser. B		3,322,690

				4,250,370

		District of Columbia	1.1%
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, F.G.I.C.		1,453,965

Principal Amount (000)		Description (a)		Value
		Florida	8.8%
		Brevard Cnty. Hlth. Fac. Auth. Rev.,
$1,005		5.00%, 4/1/34		$909,414
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,190		5.125%, 10/1/19		1,160,785
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,277,383
		Highlands Cnty. Hlth. Fac. Auth. Rev.,
2,000		5.125%, 11/15/32, Ser. G		1,884,660
		St. Petersburg Public Util. Rev.,
5,000	(b)	5.00%, 10/1/28, Ser. A,
		Prerefunded 10/1/09 @ $101		5,232,750

				11,464,992

		Georgia	16.9%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
2,385		5.00%, 11/1/29, F.G.I.C.		2,239,276
2,615	(b)	5.00%, 11/1/29,
		Prerefunded 5/1/09 @ $101		2,702,786
715		5.00%, 11/1/38, F.G.I.C.		671,535
785	(b)	5.00%, 11/1/38,
		Prerefunded 5/1/09 @ $101		811,352
		De Kalb Cnty. Wtr. & Swr. Rev.,
4,000	(b)	5.00%, 10/1/24
		Prerefunded 10/1/09 @ $101		4,190,960
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,234,720
		Georgia Mun. Elec. Auth. Pwr. Rev.,
145	(b)	6.40%, 1/1/13, Ser. Y,
		Escrowed to maturity		159,825
2,440		6.40%, 1/1/13, A.M.B.A.C.		2,688,246
30	(b)	6.40%, 1/1/13
		Prerefunded 1/1/11 @ $100		32,667
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,303,715

				22,035,082

		Hawaii	1.3%
		Hawaii Dept. Budget & Fin. Rev.,
2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		1,759,460

		Idaho	0.4%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev., F.H.A.
245		6.65%, 7/1/14, Ser. B		253,430
213		6.60%, 7/1/27, Ser. B		220,016

				473,446

		Illinois	5.9%
		Chicago Gen. Oblig.,
4,000		6.25%, 1/1/11, A.M.B.A.C.		4,189,680
1,000		5.25%, 1/1/33, Ser. A		1,017,800
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, F.H.A.		404,010
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,007,590
		Illinois Fin. Auth. Education Rev.,
1,000	(b)	5.375%, 9/1/32, Ser. C,
		Prerefunded 9/1/17 @ $100		1,117,800

				7,736,880

Principal Amount (000)		Description (a)		Value
		Indiana	5.9%
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
$5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		$5,460,200
		Indianapolis Local Pub. Impvt.
		Bond Bank Waterworks Proj. Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A,
		Prerefunded 7/1/12 @ $100		2,280,600

				7,740,800

		Kentucky	2.9%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		1,953,160
		Louisville & Jefferson Cnty. Metro. Govt.
		Health Sys. Rev.,
1,000		5.00%, 10/1/30		893,950
1,000		5.25%, 10/1/36		898,560

				3,745,670

		Massachusetts	6.2%
		Boston Wtr. & Swr. Comm. Rev.,
2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		2,004,880
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,317,435
		Massachusetts St. Tpk. Auth.,
		Metro. Highway Sys. Rev.,
2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,371,250
2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,328,900

				8,022,465

		Michigan	3.7%
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24,
		Prerefunded 7/1/11 @ $100		2,157,180
2,000		5.00%, 7/1/30, F.G.I.C.		1,900,300
		Michigan Tobacco Settlement Finance Auth. Rev.,
1,000		6.00%, 6/1/48, Ser. A		832,040

				4,889,520

		Nebraska	4.2%
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
2,500	(b)	6.15%, 2/1/12
		Escrowed to maturity		2,676,650
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		2,866,425

				5,543,075

		Nevada	3.4%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, M.B.I.A.		1,423,338
3,000		5.00%, 6/1/32, Ser. A, F.G.I.C.		2,954,610

				4,377,948

		New Jersey	4.0%
		New Jersey Econ. Dev. Auth. Rev.,
1,025		4.95%, 3/1/47		861,902
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,207,180
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,128,980

				5,198,062

Principal Amount (000)		Description (a)		Value
		New York	5.9%
		Albany Industrial Dev. Agy. Rev.,
$1,000		5.00%, 4/1/32, Ser. A		$854,190
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
800		5.00%, 12/1/35, Ser. B		783,600
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, F.G.I.C.		1,002,580
		New York City Mun. Wtr. Fin. Auth.,
		Wtr. & Swr. Sys. Rev.,
5,000		5.00%, 6/15/29, Ser. B, F.S.A.		5,014,750

				7,655,120

		Ohio	6.0%
		Buckeye Tobacco Settlement Financing Auth.,
3,000		6.00%, 6/1/42, Ser. A-2		2,490,150
1,000		6.50%, 6/1/47, Ser. A-2		888,930
		Deerfield Twp. Tax Increment Rev.,
750		5.00%, 12/1/25		705,990
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, F.S.A.		1,016,610
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, F.S.A.		2,728,693

				7,830,373

		Pennsylvania	3.1%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, Radian		1,912,200
		East Stroudsburg Area Sch. Dist., Gen. Oblig.
1,000		7.75%, 9/1/27, Ser. A, F.G.I.C.		1,189,240
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, A.M.B.A.C.		912,750

				4,014,190

		Puerto Rico	0.7%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, F.G.I.C.		963,470

		South Carolina	1.3%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28,
		Prerefunded 6/1/14 @ $100		1,654,410

		Tennessee	1.8%
		Tennessee Energy Acquisition Corp. Rev.,
1,500		5.25%, 9/1/20, Ser. A		1,438,635
1,000		5.25%, 9/1/21, Ser. A		949,120

				2,387,755

		Texas	20.1%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21		866,220
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, M.B.I.A.		2,494,175
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, F.S.A.		4,008,680
		Dallas Area Rapid Trans. Rev.,
1,000		5.25%, 12/1/48		1,018,130
		Dallas Gen. Oblig.
2,000		4.50%, 2/15/23		1,997,840
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,684,998
		Everman Indep. Sch. Dist. Gen. Oblig.
1,000		5.00%, 2/15/36, PSF-GTD		991,110
		Harris Cnty. Gen. Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,797,576
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B,
		Prerefunded 12/1/10 @ $100		1,594,740
3,500	(b)	5.00%, 12/1/28, Ser. A,
		Prerefunded 12/1/09 @ $100		3,637,795
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, F.S.A.		1,999,840

Principal Amount (000)		Description (a)		Value
		Texas (continued)
		San Antonio Elec. & Gas Rev.,
$2,595		5.00%, 2/1/18, Ser. A		$2,648,483
1,405	(b)	5.00%, 2/1/18, Ser. A
		Prerefunded 2/1/09 @ 101		1,442,008

				26,181,595

		Virginia	4.1%
		Henrico Cnty. Wtr. & Swr. Rev.,
3,985		5.00%, 5/1/28		4,006,041
		Virginia St. Hsg. Dev. Auth. Rev.,
1,500		4.55%, 1/1/24		1,314,735

				5,320,776

		Washington	2.3%
		Energy Northwest Wind Proj. Rev.,
500		4.75%, 7/1/21, M.B.I.A.		485,180
		King Cnty. Swr. Rev.,
2,500		5.00%, 1/1/31, F.G.I.C.		2,503,775

				2,988,955

		West Virginia	1.0%
		Monongalia Cnty. Building Commission
		Hospital Rev.
1,500		5.00%, 7/1/30, Ser. A		1,357,290

		Wyoming	3.3%
		Wyoming St. Farm Loan Brd.
		Cap. Facs. Rev.,
4,000		5.75%, 10/1/20		4,366,920

		Total long-term investments (cost $182,421,451)		190,999,362

Shares
		SHORT-TERM INVESTMENT	1.8%
2,385,131		Goldman Sachs Tax Exempt Money Market Fund (cost $2,385,131)		$2,385,131

Total Investments (cost $184,806,582)			148.2%	193,384,493
Other assets in excess of liabilities			1.6%	2,055,827
Liquidation value of remarketed preferred stock			(49.8%)	(65,000,000)

Net Assets Applicable to Common Stock			100.0%	$130,440,320

Net asset value per share of common stock ($130,440,320 / 8,507,456)				$15.33

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

A.M.B.A.C. - Ambac Assurance Corporation.

F.G.I.C. - Financial Guaranty Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A. - Financial Security Assurance Inc.

M.B.I.A. - MBIA Insurance Corporation.

PSF-GTD - Permanent School Fund – Guarantee.

Radian - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $3,322,690 or 2.5% of net assets applicable to common stock.

Notes

Securities Valuation:

The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts, which approximates market value.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2008 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$184,130,950	$13,071,293	$3,817,750	$9,253,543

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	September 25, 2008

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 25, 2008